ADVANCED SERIES TRUST

AST Academic Strategies Asset Allocation Portfolio

Supplement dated November 8, 2024 to the

Summary Prospectus and Prospectus, each dated May 1, 2024, as supplemented

This supplement should be read in conjunction with the Summary Prospectus and Prospectus for the AST Academic Strategies Asset Allocation Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.

A.Portfolio Manager Changes

Effective immediately, Todd L. Kerin is added as a portfolio manager to the Portfolio.

To reflect the changes described above, the Prospectus and Summary Prospectus relating to the Portfolio are hereby revised as follows, effective immediately:

I.The table in the section of the Prospectus entitled “MANAGEMENT OF THE PORTFOLIOS – MANAGEMENT OF THE AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO,” will hereby be revised by adding the following information with respect to Todd L. Kerin:

Investment	Subadviser	Portfolio Managers	Title	Service Date
Managers
PGIM		Todd L. Kerin	Vice President,	October 2024
Investments LLC/			Strategic Investment
AST Investment			Research Group
Services, Inc.

II.The following will hereby be added in the section of the Prospectus entitled “PORTFOLIO MANAGERS – AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO”:

Todd L. Kerin is a Vice President and member of the Strategic Investment Research Group’s (SIRG) Portfolio Construction team. He focuses on the discretionary management of multi-manager investment solutions including risk budgeting and manager allocation within both traditional and alternative asset classes. Mr. Kerin joined PGIM Investments and SIRG in October 2006 as an investment manager research analyst. Prior to joining SIRG, he spent 12 years with Standard and Poor’s working in various capacities. Most recently, he worked as a senior fixed income mutual fund analyst in S&P’s Credit Market Services Group. Mr. Kerin received his M.B.A. in Finance from Saint Thomas Aquinas College and a B.A. in English Literature from Western New England University.

241PROSUP1

B.New Subadvisory Arrangements, Principal Investment Strategies and Management Fee Changes

The Board of Trustees of the Trust (the Board) approved (i) replacing Massachusetts Financial Services Company (MFS) and Wellington Management Company LLP (Wellington) with Putnam Investment Management, LLC (Putnam) to serve as an additional subadviser to the Portfolio alongside J.P. Morgan Investment Management Inc., Jennison Associates LLC, Morgan Stanley Investment Management Inc., PGIM Fixed Income, PGIM Real Estate, PGIM Quantitative Solutions LLC, Systematica Investments Limited, acting as general partner of Systematica Investments LP, and Western Asset Management Company/Western Asset Management Company Limited; and (ii) certain revisions to the principal investment strategies of the Portfolio to reflect the different mix of subadvisers to the Portfolio.

The Manager expects to begin the implementation of the change to the Portfolio’s principal investment strategies on or about November 26, 2024 with final completion expected on December 9, 2024.

To reflect the changes described above, the Prospectus and Summary Prospectus relating to the Portfolio are hereby revised as follows, effective, unless otherwise noted, December 9, 2024:

I.All references and information pertaining to MFS and Wellington as it pertains to the Portfolio are hereby removed from the Summary Prospectus and Prospectus.

II.The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary Prospectus and the “SUMMARY: AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO – PORTFOLIO FEES AND EXPENSES” section of the Prospectus:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fees	0.76%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.03%
+ Acquired Fund Fees & Expenses	0.10%
=Total Annual Portfolio Operating Expenses	1.14%
-Fee Waiver and/or Expense Reimbursement	(0.02)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	1.12%
Reimbursement(2)

(1)Any differences in total annual portfolio operating expenses shown in the table above and the expense ratio (after waivers and/or reimbursements) in the Portfolio’s Financial Highlights are attributable to changes in management fees, fee waivers and/or expense limitations occurring after the end of the most recent fiscal year.

(2)The Manager and the Distributor have contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the investment management and distribution fee received from other portfolios of the Trust due to the

Portfolio’s investment in any such portfolios.

III.The following table hereby replaces the table in the “PORTFOLIO FEES AND EXPENSES – Example” section in the Summary Prospectus and the “SUMMARY: AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO – PORTFOLIO FEES AND EXPENSES – Example” section of the Prospectus:

		1 Year	3 Years	5 Years	10 Years
	AST Academic Strategies Asset	$114	$360	$626	$1,384
	Allocation Portfolio
IV.	The table in the “MANAGEMENT OF THE PORTFOLIO” section of the Summary Prospectus, and the table in
	the “SUMMARY: AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO – MANAGEMENT
	OF THE PORTFOLIO” section of the Prospectus are hereby revised to add the information set forth below:
Investment	Subadviser	Portfolio Managers	Title	Service Date
Managers
PGIM	Putnam			December 2024
Investments LLC/	Investment
AST Investment	Management,
Services, Inc.	LLC

V.The section of the Prospectus entitled “MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS

INVEST – AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO – Principal Investment Policies” is hereby revised to add the information set forth below:

Principal Investment Policies:

International Value (Putnam). Putnam invests mainly in common stocks of large and midsize companies outside the United States, with a focus on value stocks. Value stocks are those Putnam believes are currently undervalued by the market. If Putnam is correct and other investors ultimately recognize the value of the company, the price of its stock may rise. Putnam invests mainly in developed countries but may also invest in emerging markets.

Putnam may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. Putnam may also use derivatives, such as certain foreign currency transactions, futures, options, warrants and swap contracts, for both hedging and non-hedging purposes. For example, Putnam typically use foreign currency forward contracts in connection with the portfolio’s investments in foreign securities in order to hedge the portfolio’s currency exposure relative to the portfolio’s benchmark index. In addition, Putnam may engage in transactions involving equity-related derivatives, such as futures, options, certain foreign currency transactions and swap contracts, although they do not represent a primary focus of the portfolio.

VI.	The following paragraph is added to the section of the Prospectus entitled “HOW THE TRUST IS MANAGED
– INVESTMENT SUBADVISERS”:
Putnam Investment Management, LLC (Putnam Investments) is a Delaware Limited Liability Company
formed on November 29, 2000 and based in Boston, MA. Putnam Investments is registered as an investment advisor with the SEC under the Investment Advisers Act of 1940. Putnam Investments serves as an adviser and administrator for the Putnam Funds and Putnam 529 for America.
Putnam Investments is a wholly-owned subsidiary of Putnam U.S. Holdings I, LLC, which is a wholly-owned subsidiary of Templeton Worldwide, Inc., which is a wholly-owned subsidiary of Legg Mason, Inc., which is a wholly-owned subsidiary of Franklin Resources, Inc. As of June 30, 2024, Putnam Investments managed total assets of $101.1 billion.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.